Class K [Member] Expense Example - Class K - BLACKROCK LIFEPATH INDEX 2050 FUND - Class K Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	38
Expense Example, with Redemption, 5 Years	69
Expense Example, with Redemption, 10 Years	$ 162